Deposits - Summary of Deposits and Components (Parenthetical) (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Disclosure Of Deposits [line items]
Deposit	$ 464,707	$ 461,015
Purchased notes, net	2,540	2,689
Notes issued	239,697	240,149
Payable on fixed date [member]
Disclosure Of Deposits [line items]
Deposit	229,621
Payable on fixed date [member] | Bank recapitalization (bail-in) conversion regulations [member]
Disclosure Of Deposits [line items]
Deposit	1,642	190
Cibc capital trust [member]
Disclosure Of Deposits [line items]
Notes issued	1,604	1,600
Denominated in U.S. dollars [member]
Disclosure Of Deposits [line items]
Deposit	150,500	155,500
Denominated in other foreign currencies [member]
Disclosure Of Deposits [line items]
Deposit	$ 24,500	$ 24,300